UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21460

Pioneer Series Trust II
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer AMT-Free
Municipal Fund

NQ | September 30, 2018

Ticker Symbols: Class A PBMFX Class C MNBCX Class Y PBYMX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 99.1%
	MUNICIPAL BONDS - 99.0% of Net Assets(a)
	Arizona - 1.6%
5,680,000	Arizona Department of Transportation State Highway Fund Revenue, 5.0%, 7/1/30	$6,553,186
135,000(b)	City of Mesa, AZ Utility System Revenue, 3.25%, 7/1/29	140,901
9,865,000	City of Mesa, AZ Utility System Revenue, 3.25%, 7/1/29	9,967,991
9,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	9,023
500,000(b)	County of Pima, Industrial Development Authority, Paradise Education Center Project, 6.1%, 6/1/45	513,505
1,000,000	Maricopa County Pollution Control Corp., Southern California Education Co., Series A, 5.0%, 6/1/35	1,040,630
		$18,225,236
	California - 8.4%
10,000,000(c)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, Series A, 10/1/31 (NATL Insured)	$6,123,000
2,260,000(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/22 (AGM	2,044,260
	Insured)
12,595,000(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM	5,960,710
	Insured)
20,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	3,644,400
36,350,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	1,804,777
6,400,000	California Educational Facilities Authority, Stanford University, Series U-A, 5.0%, 5/1/45	8,052,096
3,575,000(b)	California Statewide Communities Development Authority, Sutter Health, Series A, 6.0%, 8/15/42	3,848,345
5,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/33	5,226,500
7,000,000	City of San Francisco, Public Utilities Commission Water Revenue, Series A, 4.0%, 11/1/34	7,295,960
5,000,000(d)	Coast Community College District, Election 2012, Series D, 5.0%, 8/1/31	5,893,700
12,000,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.0%, 6/1/47	12,281,280
3,000,000	Long Beach Bond Finance Authority, Series A, 5.5%, 11/15/37	3,763,680
2,180,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,684,517
5,000,000(c)(d)	San Diego Unified School District, Series R2, 7/1/40	4,015,850
3,500,000	San Francisco City & County Airport Commission-San Francisco International Airport, Series B, 5.0%, 5/1/47	3,905,370
1,500,000(d)	San Jose Evergreen Community College District, Election of 2010, Series A, 5.0%, 8/1/41	1,639,560
1,500,000(b)	Santa Cruz County Redevelopment Agency, Live Oak / Soquel Community Improvement, Series A, 6.625%, 9/1/29	1,564,995
1,405,000(c)(d)	Santa Maria Joint Union High School District, Capital Appreciation, Election 2004, 8/1/27 (NATL	1,046,866
	Insured)
3,750,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	3,767,100
5,000,000	University of California, Series AV, 5.0%, 5/15/35	5,770,800
6,895,000(d)	Yuba Community College District, Series A, 3.0%, 8/1/32	6,577,072
		$96,910,838
	Colorado - 1.5%
2,500,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/26	$2,602,300
1,250,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/34	1,301,362
1,000,000	Regional Transportation District, Denver Trans Partners, 6.0%, 1/15/41	1,040,040
2,000,000	Regional Transportation District, Denver Trans Partners, 6.5%, 1/15/30	2,110,000
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/38	5,182,500
5,000,000	University of Colorado, Series A-2, 4.0%, 6/1/39	5,165,950
		$17,402,152
	Connecticut - 0.2%
3,000,000(d)	Metropolitan District, 3.0%, 3/1/29	$2,895,450
	Delaware - 0.4%
4,975,000	Delaware State Economic Development Authority, Facility-Indian River Power, 5.375%, 10/1/45	$5,185,492
	District of Columbia - 1.2%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$10,370,400
84,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	3,984,960
		$14,355,360
	Florida - 6.2%
1,000,000	Central Florida Expressway Authority, 5.0%, 7/1/39	$1,116,930
2,000,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	2,237,060
2,615,000	City of Tampa, Baycare Health Care, Series A, 5.0%, 11/15/46	2,851,501
4,500,000	County of Hillsborough, Utility Revenue, 3.0%, 8/1/37	4,014,405
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/40	5,083,250
5,000,000(b)	County of Miami-Dade, Aviation Revenue, Series B, 5.5%, 10/1/41	5,170,400
2,500,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/32	2,370,150
4,645,000	County of Orange, Water Utility System Revenue, 3.0%, 10/1/34	4,287,288
3,000,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A, 6.0%, 8/15/36	3,180,870
1,390,000	Florida Development Finance Corp., Renaissance Charter School, Series A, 6.0%, 9/15/30	1,450,993
5,000,000	Florida's Turnpike Enterprise, Department Transportation, Series A, 4.0%, 7/1/30	5,210,950
6,850,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/34	7,171,676
3,400,000(b)	St. Johns County Industrial Development Authority, Presbyterian Retirement, Series A, 6.0%, 8/1/45	3,636,776
Principal
Amount
USD ($)		Value
	Florida - (continued)
10,000,000(d)	State of Florida, Capital Outlay, Series A, 3.0%, 6/1/29	$9,954,500
5,430,000(d)	State of Florida, Capital Outlay, Series B, 5.0%, 6/1/27	6,334,204
8,000,000(d)	State of Florida, Capital Outlay, Series C, 3.0%, 6/1/30	7,845,040
		$71,915,993
	Georgia - 3.2%
8,000,000(d)	City of Atlanta, Public Improvement, 4.5%, 12/1/29	$8,874,720
2,040,000(d)	County of Fulton, Library Bond, 3.25%, 7/1/37	1,894,487
2,870,000(d)	County of Fulton, Library Bond, 3.5%, 7/1/39	2,678,743
4,790,000(d)	County of Fulton, Library Bond, 4.0%, 7/1/40	4,921,581
10,000,000	Forsyth County Water & Sewerage Authority, 5.0%, 4/1/41	11,060,700
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.5%, 7/1/38	4,799,500
2,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	3,015,513
		$37,245,244
	Illinois - 3.2%
1,000,000	Illinois Finance Authority, American Water Capital Corp., Project, 5.25%, 5/1/40	$1,031,790
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.0%, 3/1/38	1,011,500
1,500,000	Illinois Finance Authority, Art Institute Of Chicago, 5.0%, 3/1/30	1,672,710
5,000,000	Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,439,150
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/36	1,535,025
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/37	2,215,498
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	3,006,780
8,540,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/33	9,667,280
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.0%, 2/15/36	1,120,300
5,000,000(b)	Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	5,214,450
4,580,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.0%, 7/1/26	5,466,276
		$37,380,759
	Indiana - 0.5%
2,000,000	Indiana Bond Bank, Special Program-Hendricks Regional Health, Series A, 5.5%, 2/1/29 (MORAL OBLIGATION Insured)	$2,023,540
3,000,000	Indiana University, Series A, 4.0%, 6/1/42	3,072,210
165,000	Indianapolis Local Public Improvement Bond Bank, Series B, 6.0%, 1/10/20	168,925
		$5,264,675
	Louisiana - 0.6%
6,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,028,440
245,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects And Equipment Acquisition, 5.25%, 12/1/18 (AMBC Insured)	244,922
400,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	439,948
500,000(b)	Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24 (AGM Insured)	549,935
		$7,263,245
	Maine - 1.0%
4,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$4,820,985
3,040,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,274,171
2,745,000	University of Maine, 5.0%, 3/1/25 (AGM Insured)	3,154,554
		$11,249,710
	Maryland - 2.8%
2,000,000	Maryland Economic Development Corp., Potomac, 6.2%, 9/1/22	$2,033,560
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.0%, 12/1/16	592,875
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.0%, 12/1/16	263,500
6,250,000	Maryland Health & Higher Educational Facilities Authority, Ascension Health, Series B, 5.0%, 11/15/51	6,655,875
5,000,000(d)	State of Maryland, Series A, 5.0%, 3/15/29	5,868,000
5,175,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvemnet, 3.0%, 6/1/35	4,758,723
5,180,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvemnet, 3.0%, 6/1/37	4,662,985
3,880,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvemnet, Second Series, 4.0%, 6/1/43	3,964,739
3,735,000(d)	Washington Suburban Sanitary Commission, Consolidated Public Improvemnet, Second Series, 4.0%, 6/1/44	3,814,630
		$32,614,887
	Massachusetts - 18.7%
1,055,000(d)	City of Beverly, 3.125%, 10/15/39	$929,054
1,095,000(d)	City of Beverly, Municipal Purpose Loan, 4.0%, 10/15/28	1,193,900
2,720,000(d)	City of Cambridge, Municipal Purpose Loan, 4.0%, 2/15/25	2,987,376
1,375,000(d)	City of Cambridge, Municipal Purpose Loan, 4.0%, 2/15/26	1,517,862
5,075,000(d)	City of Cambridge, Municipal Purpose Loan, Series A, 3.0%, 2/15/35	4,772,834
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/29	1,300,520
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/31	1,269,528
1,300,000(d)	Concord & Carlisle Regional School District, 3.0%, 3/15/33	1,236,703
7,175,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,190,252
5,000,000(c)	Massachusetts Department of Transportation, Series A, 1/1/28 (NATL Insured)	3,731,400
4,200,000	Massachusetts Development Finance Agency, Williams College, Series P, 5.0%, 7/1/43	4,621,638
1,000,000	Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/21	1,081,390
1,000,000	Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/22	1,078,070
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.0%, 10/1/35	1,685,805
Principal
Amount
USD ($)		Value
	Massachusetts - (continued)
1,000,000	Massachusetts Development Finance Agency, Berkshire Health System, Series G, 5.0%, 10/1/30	$1,070,560
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.0%, 10/1/48	4,347,400
2,865,000	Massachusetts Development Finance Agency, Broad Institute, 4.0%, 4/1/41	2,901,758
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.0%, 4/1/37	2,276,160
10,000,000(b)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37	10,772,600
6,255,000(b)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.375%, 4/1/41	6,757,214
1,000,000(b)	Massachusetts Development Finance Agency, Foxborough Regional Charter School, Series A, 7.0%, 7/1/42	1,085,570
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 4.0%, 7/15/36	5,280,600
1,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	1,243,010
835,000(b)	Massachusetts Development Finance Agency, Harvard University, Series A, 5.5%, 11/15/36	838,682
2,565,000(b)	Massachusetts Development Finance Agency, Harvard University, Series A, 5.5%, 11/15/36	2,576,312
5,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.5%, 7/1/44	5,352,200
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.0%, 7/1/44	4,176,440
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	428,032
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	533,475
2,000,000	Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,031,780
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.0%, 3/1/39	487,634
9,930,000	Massachusetts Development Finance Agency, Partners Healthcare System, 5.0%, 7/1/31	11,225,170
5,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	5,022,800
8,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S, 4.0%, 7/1/35	8,167,280
2,700,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series O, 4.0%, 7/1/45	2,707,803
400,000	Massachusetts Development Finance Agency, Tufts Medical, Series I, 6.75%, 1/1/36	438,288
600,000(b)	Massachusetts Development Finance Agency, Tufts Medication Center, Series, 6.75%, 1/1/36	661,458
1,000,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.0%, 8/15/38	1,022,890
1,000,000	Massachusetts Development Finance Agency, UMass Memorial, Series H, 5.125%, 7/1/26	1,059,390
4,080,000(c)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	1,843,630
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,567,328
1,585,000	Massachusetts Development Finance Agency, Whitehead Institute Biomedical Research, 5.0%, 6/1/25	1,699,168
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/38	950,121
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/43	1,129,920
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.0%, 6/1/48	562,770
2,500,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,511,625
1,250,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,342,600
2,335,000(b)	Massachusetts Health & Educational Facilities Authority, Massachusetts Eye And Ear Infirmary, Series C, 5.375%, 7/1/35	2,465,853
16,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	21,827,024
2,000,000	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-2, 4.125%, 10/1/37	2,049,260
7,000,000	Massachusetts Port Authority, Senior, Series B, 5.0%, 8/15/29	7,663,110
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/32	1,094,860
1,000,000	Massachusetts Port Authority, Series B, 5.0%, 7/1/33	1,092,980
3,000,000	Massachusetts Port Authority, Series C, 5.0%, 7/1/33	3,370,020
3,975,000	Massachusetts State College Building Authority, Series A, 5.0%, 5/1/28 (ST INTERCEPT Insured)	4,333,187
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,048,353
5,000,000(d)	Town of Braintree, 5.0%, 5/15/25	5,804,450
1,305,000(d)	Town of Nantucket, 2.0%, 12/15/27	1,197,050
1,955,000(d)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,710,097
1,535,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,525,867
1,265,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/35	1,223,141
3,500,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.5%, 5/1/44	3,242,470
2,635,000(d)	Town of Plymouth, Municipal Purpose Loan, 5.0%, 5/1/29	3,080,974
1,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/41	1,021,090
4,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.0%, 6/1/45	4,074,880
4,500,000(d)	Town of Wilmington, School, 4.0%, 3/15/37	4,582,800
2,500,000	University of Massachusetts Building Authority, Series 1, 5.0%, 11/1/39	2,718,700
4,160,000	Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, 4.0%, 3/1/28 (ST	4,458,730
	GTD Insured)
		$215,252,896
	Michigan - 0.7%
2,965,000	Michigan Public Educational Facilities Authority, Limited Obligation-David Ellis-West Project, 5.875%, 6/1/37	$2,926,722
5,000,000	University of Michigan, 5.0%, 4/1/36	5,663,350
		$8,590,072
Principal
Amount
USD ($)		Value
	Minnesota - 1.8%
3,000,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/29	$3,569,910
5,350,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/36	6,525,181
5,000,000(d)	State of Minnesota, Series B, 3.0%, 10/1/36	4,540,550
2,875,000	University of Minnesota, Series A, 5.0%, 4/1/33	3,279,196
600,000	University of Minnesota, Series B, 4.0%, 1/1/20	614,844
1,000,000	University of Minnesota, Series B, 4.0%, 1/1/29	1,058,150
860,000	University of Minnesota, Series B, 4.0%, 1/1/30	906,569
		$20,494,400
	Mississippi - 0.8%
2,750,000	County of Warren, International Paper Co., Series A, 5.8%, 5/1/34	$2,904,660
6,000,000(g)	Mississippi Business Finance Corp., Chevron USA, Inc., Series I, 1.57%, 11/1/35	6,000,000
		$8,904,660
	Missouri - 0.8%
2,500,000	Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,729,475
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.0%, 11/15/45	4,023,600
2,000,000	Missouri Development Finance Board, City of Independence-Annual Appropiation Sewer System, 5.25%, 11/1/42	2,213,520
75,000	Missouri State Environmental Improvement & Energy Resources Authority, Unrefunded Balance-St. Revolving, 5.125%, 1/1/20	75,187
		$9,041,782
	New Hampshire - 1.1%
4,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$3,783,040
7,850,000(b)	New Hampshire Health & Education Facilities Authority Act, Wentworth Douglas Hospital, Series A, 6.5%, 1/1/41	8,593,081
		$12,376,121
	New Jersey - 2.2%
5,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/27	$5,894,550
3,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.0%, 7/1/39	3,208,560
10,000,000	New Jersey Educational Facilities Authority, Princeton University, Series C, 4.0%, 7/1/47	10,297,400
2,000,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, 5.5%, 6/15/41 (ST APPROP Insured)	2,103,240
1,640,000(d)	Township of Plainsboro, General Improvement, 2.0%, 8/1/24	1,581,026
1,850,000(d)	Township of Plainsboro, General Improvement, 2.0%, 8/1/25	1,757,925
		$24,842,701
	New York - 3.3%
5,030,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	$5,340,150
5,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	6,310,850
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL	6,082,659
	Insured)
4,500,000	New York State Dormitory Authority, New York University, Series A, 4.0%, 7/1/36	4,674,960
1,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/35	1,048,540
5,015,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/31	5,649,498
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	4,090,385
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,750,935
2,925,000(d)	White Plains City School District, 2.0%, 5/15/28 (ST AID WITHHLDG Insured)	2,677,662
		$37,625,639
	North Carolina - 3.0%
3,000,000	City of Charlotte, Storm Water Revenue, 4.0%, 12/1/43	$3,072,360
3,000,000	City of Fayetteville, Public Works Commission Revenue, 3.0%, 3/1/33	2,803,860
6,565,000(d)	City of Raleigh, Series A, 5.0%, 9/1/28	7,946,801
3,730,000(d)	City of Winston-Salem, Series B, 4.0%, 6/1/33	3,942,536
10,000,000	North Carolina Turnpike Authority, Series A, 4.0%, 1/1/35	10,512,800
5,000,000(d)	State of North Carolina, Series A, 5.0%, 6/1/28	5,855,300
		$34,133,657
	North Dakota - 0.4%
5,000,000	County of McLean, Great River Energy, Series B, 5.15%, 7/1/40	$5,182,300
	Ohio - 2.4%
50,000,000(c)	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, 2nd Subordinated, Series C, 6/1/52	$2,127,000
10,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	9,999,900
9,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	9,180,000
800,000	County of Lake, Lake Hospital, Series S, 6.0%, 8/15/43	802,296
5,000,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	5,504,450
		$27,613,646
	Oklahoma - 0.3%
3,200,000	McGee Creek Authority, Oklahoma Water Revenue, 6.0%, 1/1/23 (NATL Insured)	$3,431,008
	Oregon - 2.0%
5,000,000(d)	Clackamas County School District No. 7J Lake Oswego, School District, 4.0%, 6/1/43 (SCH-BD	$5,128,800
	GTY Insured)
3,000,000(d)	Deschutes & Jefferson Counties School District No. 2J Redmond, 3.0%, 6/15/32 (SCH-BD GTY	2,869,320
	Insured)
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH-BD GTY	1,335,620
	Insured)
Principal
Amount
USD ($)		Value
	Oregon - (continued)
2,000,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH-BD GTY	$1,271,140
	Insured)
1,715,000(c)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH-BD GTY	1,037,729
	Insured)
2,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	2,232,260
1,500,000	Oregon Health & Science University, Series B, 5.0%, 7/1/28	1,732,860
7,030,000(d)	State of Oregon, Series J, 5.0%, 8/1/42	7,967,521
		$23,575,250
	Pennsylvania - 4.6%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$842,424
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	178,615
4,095,000	Dauphin County General Authority, Pinnacle Health System Project, 5.0%, 6/1/42	4,357,981
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,736,920
1,000,000(b)	Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43	1,065,810
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,173,083
1,000,000	Pennsylvania Higher Educational Facilities Authority, University Properties, Inc., East Stroudsburg, 5.0%, 7/1/42	1,020,380
2,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/42	2,200,420
5,000,000	Pennsylvania Turnpike Commission, Series A-1, 5.0%, 12/1/47	5,480,700
3,435,000(b)	Pennsylvania Turnpike Commission, Subordinated, Series D, 5.3%, 12/1/41	3,565,461
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/35	2,566,800
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/36	3,830,438
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.0%, 7/1/37	2,538,650
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 5.0%, 7/1/42	2,734,400
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.0%, 9/1/42	2,936,550
3,680,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/39	4,227,216
5,015,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/44	5,728,584
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.0%, 9/15/45	1,363,949
		$53,548,381
	Puerto Rico - 0.4%
7,000,000(d)(f)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,051,250
	Rhode Island - 1.1%
5,140,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	$5,307,358
41,290,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series A, 6/1/52	5,167,031
20,000,000(c)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	2,031,600
		$12,505,989
	South Carolina - 0.7%
1,000,000	SCAGO Educational Facilities Corp. for Pickens School District, 3.25%, 12/1/28	$987,170
7,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.0%, 10/1/33	7,033,447
500,000(d)	State of South Carolina, St. Economic Development, Series A, 5.0%, 4/1/20	522,395
		$8,543,012
	Texas - 9.0%
3,550,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/26	$2,782,419
3,000,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, 1/1/27	2,249,790
7,100,000(c)	Central Texas Regional Mobility Authority, Capital Appreciation, Senior Lien, 1/1/25	5,804,818
2,500,000(b)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,747,375
5,000,000(d)	City of Pearland, Refunding And Permanent Improvement, 4.0%, 3/1/29	5,230,450
8,285,000	Dallas Area Rapid Transit, Senior Lien, 5.25%, 12/1/29 (AMBC Insured)	10,130,152
11,900,000	Dallas Area Rapid Transit, Series A, 5.0%, 12/1/33	13,350,729
5,080,000(d)	Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (PSF-GTD Insured)	5,005,629
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/28	1,060,010
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, 5.0%, 6/1/33	525,180
2,750,000(b)	Houston Higher Education Finance Corp., Rice University Project, Series A, 5.0%, 5/15/35	2,875,813
5,000,000(d)	Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (PSF-GTD Insured)	5,064,400
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, 4.75%, 7/1/51	2,040,140
2,000,000	North Texas Tollway Authority, First Tier, Series D, 5.0%, 1/1/38	2,131,740
4,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/30	4,464,560
5,000,000	North Texas Tollway Authority, Second Tier, Series A, 5.0%, 1/1/35	5,499,750
7,525,000(d)	State of Texas, Highway Improvement, 5.0%, 4/1/29	8,452,757
4,000,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	4,285,720
10,410,000	Texas Private Activity Bond Surface Transportation Corp., Senior Lien-LBJ Infrastructure, 7.0%, 6/30/40	11,170,867
Principal
Amount
USD ($)		Value
	Texas – (continued)
2,755,000(b)	Texas State Public Finance Authority Charter School Finance Corp., Education-Cosmos Foundation, Inc., Series A, 6.2%, 2/15/40	$2,902,778
5,000,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/24	5,707,650
		$103,482,727
	Utah - 1.2%
1,000,000	Salt Lake City Corp. Airport Revenue, Series B, 5.0%, 7/1/34	$1,137,160
220,000	Utah Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20	227,095
4,835,000	Utah Transit Authority, Series A, 5.0%, 6/15/31	5,496,573
7,000,000	Utah Transit Authority, Subordinated, 3.0%, 12/15/29	6,920,900
		$13,781,728
	Vermont - 0.4%
4,285,000	University of Vermont & State Agricultural College, 4.0%, 10/1/32	$4,463,684
	Virginia - 8.5%
1,170,000(d)	City of Manassas, 2.0%, 7/1/31 (ST AID WITHHLDG Insured)	$995,471
3,015,000(d)	City of Richmond, Series B, 3.0%, 7/15/34	2,847,306
5,000,000(d)	County of Arlington, 4.0%, 8/15/35	5,271,000
10,000,000(d)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	10,737,400
10,450,000(d)	County of Fairfax, Series A, 4.0%, 10/1/34 (ST AID WITHHLDG Insured)	10,984,517
7,500,000(b)	County of Washington Industrial Development Authority, Mountain States Health Alliance, Series C, 7.75%, 7/1/38	7,606,875
18,490,000	Tobacco Settlement Financing Corp., Senior, Series B-1, 5.0%, 6/1/47	18,489,445
4,000,000	University of Virginia, Series A, 5.0%, 6/1/37	4,422,640
7,075,000	University of Virginia, Series A, 5.0%, 4/1/42	8,038,474
5,000,000	University of Virginia, Series A, 5.0%, 6/1/43	5,507,500
12,000,000	University of Virginia, Series A-1, 4.0%, 4/1/45	12,247,920
5,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	5,167,100
5,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)	5,412,900
		$97,728,548
	Washington - 4.8%
10,000,000	FYI Properties, Washington St. District Project, 5.5%, 6/1/39	$10,193,900
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.5%, 5/1/38 (CNTY GTD	10,022,800
	Insured)
3,000,000(d)	King County Issaquah School District No. 411, 4.5%, 12/1/30 (SCH-BD GTY Insured)	3,262,020
1,500,000	Public Utility District No. 1 of Franklin County, Series A, 5.0%, 9/1/38	1,628,220
10,390,000(d)	State of Washington, Series 2015-D, 5.0%, 7/1/30	11,685,010
5,000,000(d)	State of Washington, Series 2017-A, 5.0%, 8/1/30	5,757,100
5,000,000(d)	State of Washington, Series A, 5.0%, 8/1/36	5,491,200
6,685,000	University of Washington, Series B, 5.0%, 6/1/28	7,665,021
		$55,705,271
	TOTAL MUNICIPAL BONDS
	(Cost $1,129,884,312)	$1,142,783,763
Shares		Value
	CLAIM - 0.1% of Net Assets
	COMMERCIAL SERVICES & SUPPLIES - 0.1%
	Research & Consulting Services - 0.1%
200(h)	CMS Liquidating Trust	$580,000
	Total Commercial Services & Supplies	$580,000
	TOTAL CLAIM
	(Cost $640,000)	$580,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.1%
	(Cost $1,130,524,312)	$1,143,363,763
	OTHER ASSETS AND LIABILITIES - 0.9%	$10,690,959
	NET ASSETS - 100.0%	$1,154,054,722

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2018, the value of these securities amounted to $3,736,920, or 0.3% of net assets.

AGC	Assured Guarantee Municipal
AGM	Assured Guarantee Corp.
AMBC	Ambac Assurance Corp
CNTY GTD	County Guaranteed
NATL	National Public Finance Guarantee Corp.
SCH-BD GTY	School Bord Guaranty
ST AID WITHHLDG	State Aid Witholding
ST APPROP	State Appropriations
ST GTD	State Guaranteed
ST INTERCEPT	State AID Intercept
PSF-GTD	Permanent School Fund Guaranteed
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	Escrow to maturity.
(f)	Security is in default.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2018.
(h)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,142,783,763	$–	$1,142,783,763
Claim	–	580,000	–	580,000
Total Investments in Securities	$–	$1,143,363,763	$–	$1,143,363,763

During the nine months ended September 30, 2018, there were no other transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date November 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date November 28, 2018

* Print the name and title of each signing officer under his or her signature.